EQUITY - August 2020 Underwriters' Warrants (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
EQUITY
Change in fair value of derivative liabilities			$ (1,641,650)	$ (5,185,309)	$ (6,951,482)	$ 1,710,415
August 2020 Underwriters' Warrants
EQUITY
Number of warrants outstanding	31,808		31,808		31,808	31,808
Change in fair value of derivative liabilities	$ 1,180	$ 64,140	$ 34,526	$ 315,393	$ 352,944	$ (455,162)
Fair value of the derivative instrument	$ 10,055		$ 10,055		$ 44,581	$ 397,525
August 2020 Underwriters' Warrants | Pre reverse split
EQUITY
Number of warrants outstanding	318,080		318,080		318,080	318,080